SUMMARY OF ACCOUNTING POLICIES - Summary of unvested stock awards (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, shares, beginning balance	20,840	23,940
Stock conversion, shares	(2,980)
Awarded, shares	5,600	4,400
Vested, shares	(6,143)	(7,500)
Unvested, shares, ending balance	17,317	20,840
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, weighted average fair value on award date, beginning balance	$ 4.00	$ 3.52
Stock conversion, weighted average fair value on award date
Awarded, weighted average fair value on award date	$ 1.28	$ 5.30
Vested, weighted average fair value on award date	$ 3.52	$ 3.22
Unvested, weighted average fair value on award date, ending balance	$ 3.29	$ 4.00